FIXED ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Restructuring Cost and Reserve [Line Items]
Vehicle net book value		$ 4,574
Proceeds on disposal of fixed assets		21,000
Gain on disposal of fixed assets		16,426
Loans payable related party	71,927	54,179
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	23,724	22,165
Assets transfers from inventory	$ 107,836	125,340
Loans payable related party		$ 21,000